Average Annual Total Returns{- Fidelity Short Duration High Income Fund} - 04.30 Fidelity Short Duration High Income Fund Retail PRO-09 - Fidelity Short Duration High Income Fund	Fidelity Short Duration High Income Fund Return Before Taxes Past 1 year	Fidelity Short Duration High Income Fund Return Before Taxes Past 5 years	Fidelity Short Duration High Income Fund Return Before Taxes Since Inception		Fidelity Short Duration High Income Fund After Taxes on Distributions Past 1 year	Fidelity Short Duration High Income Fund After Taxes on Distributions Past 5 years	Fidelity Short Duration High Income Fund After Taxes on Distributions Since Inception		Fidelity Short Duration High Income Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Short Duration High Income Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Short Duration High Income Fund After Taxes on Distributions and Sales Since Inception		ML221 Past 1 year	ML221 Past 5 years	ML221 Since Inception		F1879 Past 1 year	F1879 Past 5 years	F1879 Since Inception
Total	3.96%	5.43%	3.35%	[1]	2.46%	3.62%	1.59%	[1]	2.31%	3.36%	1.75%	[1]	3.56%	6.47%	4.44%	[1]	4.41%	6.24%	4.37%	[1]

[1]	(a)From November 5, 2013